Recapitalization Transaction (Details)		12 Months Ended
	Dec. 05, 2024 USD ($) shares	Dec. 31, 2025 USD ($) $ / shares shares	Apr. 01, 2025 shares	Dec. 31, 2024 $ / shares shares
Recapitalization Transaction [Line Items]
Reverse stock split		3.3593
Net proceeds from closing the business combination (in Dollars) | $		$ 366,702
Incentive Warrants [Member]
Recapitalization Transaction [Line Items]
Outstanding warrants
Common Stock [Member]
Recapitalization Transaction [Line Items]
Par value (in Dollars per share) | $ / shares		$ 0.00001
SK Growth Opportunities Corporation [Member]
Recapitalization Transaction [Line Items]
Issued warrants			17,271,990
Outstanding warrants			17,271,990
SK Growth Opportunities Corporation [Member] | Incentive Warrants [Member]
Recapitalization Transaction [Line Items]
Aggregate warrants		20,913,089
Business Combination Agreement [Member]
Recapitalization Transaction [Line Items]
Incentive warrants	20,000,000
Class A Ordinary Shares [Member]
Recapitalization Transaction [Line Items]
Converted shares		1
Increased ordinary shares		4,000,000,000		4,000,000,000
Par value (in Dollars per share) | $ / shares		$ 0.00001		$ 0.00001
Reverse stock split		3.3593
Class A Ordinary Shares [Member] | Common Stock [Member]
Recapitalization Transaction [Line Items]
Aggregate shares issued		5,852,239
Class A Ordinary Shares [Member] | SK Growth Opportunities Corporation [Member]
Recapitalization Transaction [Line Items]
Aggregate shares issued		5,852,239
Class A Ordinary Shares [Member] | Capital Restructure [Member]
Recapitalization Transaction [Line Items]
Converted shares		1
Increased ordinary shares		4,000,000,000
Class B Ordinary Shares [Member]
Recapitalization Transaction [Line Items]
Increased ordinary shares		1,000,000,000		1,000,000,000
Par value (in Dollars per share) | $ / shares		$ 0.00001		$ 0.00001
Class B Ordinary Shares [Member] | Founder [Member]
Recapitalization Transaction [Line Items]
Aggregate shares issued		82,988,016
Class B Ordinary Shares [Member] | Capital Restructure [Member]
Recapitalization Transaction [Line Items]
Increased ordinary shares		1,000,000,000
Maximum [Member] | Business Combination Agreement [Member]
Recapitalization Transaction [Line Items]
Enterprise value (in Dollars) | $	$ 7,700,000,000
Minimum [Member] | Business Combination Agreement [Member]
Recapitalization Transaction [Line Items]
Enterprise value (in Dollars) | $	$ 5,000,000,000
Webull Corporation [Member] | Class A Ordinary Shares [Member]
Recapitalization Transaction [Line Items]
Aggregate shares issued		312,065,312